Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

Medical equipment	$646,211	$496,452
Furniture, office equipment and leasehold improvements	157,204	314,963

Total property and equipment	803,415	811,415
Less: accumulated depreciation	(728,710)	(634,839)

Property and equipment, net	$74,705	$176,576

Depreciation expense was $101,871 and $115,102 during the years ended December 31, 2025 and 2024, respectively. The Company recognized a loss on disposal of equipment of $-0- and $1,675 during the years ended December 31, 2025 and 2024, respectively, related to office equipment no longer in use.